IVY FUND

                                    IVY BOND FUND
                               IVY EMERGING GROWTH FUND
                                   IVY GROWTH FUND
                             IVY GROWTH WITH INCOME FUND

                           Supplement Dated January 1, 1997
                          to Prospectus Dated April 30, 1996

                                         ***

                                  Ivy Fund Officers:
                             Michael G. Landry, Chairman
                             Keith J. Carlson, President
                          James W. Broadfoot, Vice President
                        C. William Ferris, Secretary/Treasurer

                                         ***

          The first paragraph under "Investment Manager" on page
12 is           replaced in its entirety as follows:

               For IMI's business management and investment
advisory                services, each Fund pays IMI a fee, which
is accrued daily                and paid monthly, based on the
Fund's average net assets.                 Ivy Bond Fund pays a
fee that is equal, on an annual basis,                to 0.75% of
the first $100 million in average net assets,
reduced to 0.50% of average net assets in excess of $100
     million.  For the period from January 1, 1996 to November
           29, 1996, the effective management fee paid to IMI was
              0.68%.  Ivy Emerging Growth Fund and Ivy Growth
Fund each                pays a fee that is equal, on an annual
basis, to 0.85% of                its average net assets.  Ivy
Growth with Income Fund pays a                fee that is equal,
on an annual basis, to 0.75% of its                average net
assets.

                                         ***

                                      IVY FUNDS
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida  33432
                                    1-800-456-5111

                                       IVY FUND

                                    IVY BOND FUND
                               IVY EMERGING GROWTH FUND
                                   IVY GROWTH FUND
                             IVY GROWTH WITH INCOME FUND

                           Supplement Dated January 1, 1997
      to Statement of Additional Information Dated April 30, 1996

                                         ***

          The fifth paragraph under the subheading "Business
Management and           Investment Advisory Services" in the
"Investment Advisory and           Other Services" section is
replaced in its entirety as follows:

               For IMI's business management and investment
advisory                services, each Fund pays IMI a fee, which
is accrued daily                and paid monthly, based on the
Fund's average net assets.                 Ivy Bond Fund pays a
fee that is equal, on an annual basis,                to 0.75% of
the first $100 million in average net assets,
reduced to 0.50% of average net assets in excess of $100
     million.  For the period from January 1, 1996 to November
           29, 1996, the effective management fee paid to IMI was
              0.68%.  Ivy Emerging Growth Fund and Ivy Growth
Fund each                pays a fee that is equal, on an annual
basis, to 0.85% of                its average net assets.  Ivy
Growth with Income Fund pays a                fee that is equal,
on an annual basis, to 0.75% of its                average net
assets.

                                         ***

          The table that appears in the "Trustees and Officers"
section is           replaced in its entirety as follows:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics           60 Concord Street                     Research
Corp. instruments           Wilmington, MA  01887
and controls); Director,           Age: 72
      Burr-Brown Corp.
    (operational amplifiers);
           Director, Metritage
            Incorporated (level
             measuring instruments);
                  Trustee of Mackenzie Series
                           Trust (1992-present).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park-Box 500
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);












          Age:  72                              Chairman and
President,
Broyhill Investments, Inc.
        (1983-present); Chairman,
               Broyhill Timber Resources
                      (1983-present); Management
                              of a personal portfolio of
                                      fixed-income and equity
                                           investments (1983-
present);                                                 Trustee
of Mackenzie Series
 Trust (1988-present);
    Director of The Mackenzie
           Funds Inc. (1988-1995).

          Stanley Channick         Trustee      President and
Chief           11 Bala Avenue                        Executive
Officer, The           Bala Cynwyd, PA 19004
Whitestone Corporation            Age:  73
     (insurance agency);
      Chairman, Scott Management
              Company (administrative
                   services for insurance
                       companies); President, The
                               Channick Group (consultants
                                        to insurance companies
and                                                 national
trade
associations); Trustee of
       Mackenzie Series Trust
           (1994-present); Director of
                    The Mackenzie Funds Inc.
                          (1994-1995).

          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Director and           113 Landmark Lane,
     Fund Manager, Massengill-          Suite B
           DeFriece Foundation           Bristol, TN  37620-2285
            (charitable organization)           Age: 75
                   (1950-present); Trustee and
                            Vice Chairman, East
                             Tennessee Public
                           Communications Corp. (WSJK-
                                   TV) (1984-present); Trustee
                                            of Mackenzie Series
Trust                                                 (1985-
present); Director of
   The Mackenzie Funds Inc.
         (1987-1995).

          Roy J. Glauber           Trustee      Mallinckrodt
Professor of           Lyman Laboratory
Physics, Harvard           of Physics
University (1974-present);           Harvard University
        Trustee of Mackenzie Series           Cambridge, MA 02138
                 Trust (1994-present).           Age: 71

          Michael G. Landry        Trustee      President, Chief
Executive           700 South Federal Hwy.   and          Officer
and           Suite 300                Chairman     Director of
Mackenzie











          Boca Raton, FL  33432                 Investment
Management           Age: 50                               Inc.
(1987-present);           [*Deemed to be an
President, Director and           "interested person"
     Chairman of Ivy Management,           of the Trust, as
              Inc. (1992-present);           defined under the
                Chairman and Director of           1940 Act.]
                      Ivy Mackenzie Services
                          Corp.(1993-present);
                            Chairman and Director of
                                  Ivy Mackenzie Distributors,
                                           Inc. (1994-present);
                                             Director and
President of                                                 Ivy
Mackenzie Distributors,
     Inc. (1993-1994);  Director
              and President of The
                Mackenzie Funds Inc. (1987-
                        1995); Trustee of Mackenzie
                                 Series Trust (1987-
                                 present); President of
                                     Mackenzie Series Trust
                                         (1987-1996); Chairman of
                                               Mackenzie Series
Trust                                                 (1996-
present).

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee           Unit #12
of Mackenzie Series           Concord, Ontario Canada
 Trust (1985-present);           L4K 2T7
    Director of The Mackenzie           Age: 62
           Funds Inc. (1987-1995).

          Richard N. Silverman     Trustee      Director, Newton-
Wellesley           18 Bonnybrook Road
Hospital; Director, Beth           Waban, MA  02168
      Israel Hospital; Director,           Age: 72
              Boston Ballet; Director,
                    Boston Children's Museum;
                           Director, Brimmer and May
                                  School.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 66
            B.V. (an environmentally
                  sensitive packaging
                   company); Director of
                      Polyglass LTD.; Director,
                             The Mackenzie Funds Inc.
                                   (1992-1995); Trustee of
                                        Mackenzie Series Trust
                                            (1992-present).

          Keith J. Carlson         Trustee      Senior Vice
President           700 South Federal Hwy.   and          and
Director of Mackenzie           Suite 300
President    Investment Management,











          Boca Raton, FL  33432                 Inc. (1994-
present);           Age: 40                               Senior
Vice President,           [*Deemed to be an
Treasurer of Mackenzie            "interested person"
     Investment Management Inc.           of the Trust, as
             (1989-1994); Senior Vice           defined under the
                   President and Director of           1940 Act.]
                          Ivy Management, Inc. (1994-
                                  present); Senior Vice
                                     President, Treasurer and
                                           Director of Ivy
Management,                                                 Inc.
(1992-1994); Vice
President of The Mackenzie
        Funds Inc. (1987-1995);
             Senior Vice President and
                    Director, Ivy Mackenzie
                         Services Corp. (1996-
                           present); President and
                                Director of Ivy Mackenzie
                                       Services Corp.
(1993-1996);                                                 Vice
President of Mackenzie
    Series Trust (1994-1996);
           Treasurer of Mackenzie
               Series Trust (1985-1994);
                      President and Trustee of
                            Mackenzie Series Trust
                                (1996-present); President,
                                        Chief Executive Officer
and                                                 Director of
Ivy Mackenzie
Distributors, Inc. (1994-
      present); Executive Vice
            President and Director of
                   Ivy Mackenzie Distributors,
                            Inc. (1993-1994).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer    Chief
Financial Officer           Suite 300
and Secretary/Treasurer           Boca Raton, FL  33432
     of Mackenzie Investment           Age: 52
          Management Inc. (1995-
             present); Senior Vice
                President, Finance and
                    Administration/Compliance
                           Officer of Mackenzie
                             Investment Management Inc.
                                     (1989-1994); Senior Vice
                                           President, Secretary/
                                              Treasurer and Clerk
of Ivy
Management, Inc. (1994-
    present); Vice President,
           Finance/Administration and
                   Compliance Officer of Ivy
                          Management, Inc. (1992-
                              1994); Senior Vice
                              President, Secretary/
                                 Treasurer and Director of











                                                Ivy Mackenzie
Distributors,
Inc. (1994-present);
  Secretary/ Treasurer and
        Director of Ivy Mackenzie
               Distributors, Inc. (1993-
                     1994); President and
                       Director of Ivy Mackenzie
                              Services Corp. (1996-
                                present);

Secretary/Treasurer and
     Director of Ivy Mackenzie
            Services Corp. (1993-1996);
                     Secretary/ Treasurer of The
                              Mackenzie Funds Inc. (1993-
                                      1995); Secretary/Treasurer
                                              of Mackenzie Series
Trust                                                 (1994-
present).

          James W. Broadfoot       Vice         Executive Vice
President,           700 South Federal Hwy.   President    Ivy
Management, Inc. (1996           Suite 300
    -present); Senior Vice           Boca Raton, FL  33432
        President, Ivy Management,           Age:54
                Inc. (1992-1996); Director
                        and Senior Vice President,
                                Mackenzie Investment
                                  Management Inc. (1995-
                                     present); Senior Vice
                                        President, Mackenzie
                                          Investment Management
Inc.                                                 (1990-1995);
                                               Author/Consultant (1987-
                                                1990).


                                         ***

                                      IVY FUNDS
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida  33432
                                    1-800-456-5111